UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report     June 30, 2013

WESTERN ASSET

MORTGAGE BACKED

SECURITIES FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks high current return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Mortgage Backed Securities Fund for the six-month reporting period ended June 30, 2013. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

I am pleased to introduce myself as the new President and Chief Executive Officer of the Fund, succeeding R. Jay Gerken, as he embarks upon his retirement. Jay has most recently served as Chairman of the Board, President and Chief Executive Officer of the Fund and other funds in the Legg Mason complex. On behalf of all our shareholders and the Fund’s Board of Trustees, I would like to thank Jay for his vision and guidance, and wish him all the best.

I am honored to have been appointed to my new role with the Fund. During my 23 year career in the financial industry, I have seen it evolve and expand. Despite these changes, keeping an unwavering focus on our shareholders and their needs remains paramount. This was a consistent focus of Jay’s, and I look forward to following his lead in the years to come.

Effective June 20, 2013, the individuals responsible for day-to-day portfolio management, development of investment strategy, oversight and coordination of the Fund are Stephen A. Walsh and Stephen P. Fulton. Mr. Walsh has been a part of the portfolio management team for the Fund since 2006. Mr. Fulton has been a part of the portfolio management team for the Fund since 2011. Messrs. Walsh and Fulton have been employed by Western Asset Management Company (“Western Asset”), the Fund’s subadviser, as investment professionals for more than five years. These investment professionals work together with a broader investment management team on portfolio structure, duration weighting and term structure decisions. It is anticipated that Mr. Walsh will step down as a member of the Fund’s portfolio management team effective on or about March 31, 2014 and that S. Kenneth Leech will join the Fund’s

II	Western Asset Mortgage Backed Securities Fund

portfolio management team at that time. Mr. Leech has been employed by Western Asset as an investment professional for more than 20 years.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

July 26, 2013

Western Asset Mortgage Backed Securities Fund	III

Investment commentary

Economic review

The U.S. economy continued to grow over the six months ended June 30, 2013 (the “reporting period”), but the pace was far from robust. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was an anemic 0.1% during the fourth quarter of 2012. This weakness was partially driven by moderating private inventory investment and federal government spending. Economic growth then improved, as first quarter 2013 GDP growth was 1.1%. Accelerating growth was due, in part, to strengthening consumer spending, which rose 2.3% during the first quarter, versus a 1.7% increase during the previous quarter. The U.S. Department of Commerce’s initial reading for second quarter 2013 GDP growth, released after the reporting period ended, was 1.7%. This increase was partially driven by increases in non-residential fixed investment and exports, along with a smaller decline in federal government spending versus the previous quarter.

While there was some improvement in the U.S. job market, unemployment remained elevated throughout the reporting period. When the period began, unemployment, as reported by the U.S. Department of Labor, was 7.9%. Unemployment then fell to 7.7% in February, 7.6% in March and 7.5% in April. It then edged up to 7.6% in May and was unchanged in June. In an encouraging sign, an average of almost 202,000 jobs were created per month during the first half of 2013. In contrast, the monthly average was roughly 183,000 in 2012. In addition, the percentage of longer-term unemployed has declined, as roughly 36.7% of the 11.8 million Americans looking for work in June 2013 have been out of work for more than six months, versus 38.1% in January 2013.

Meanwhile, the housing market brightened, as sales generally improved and home prices continued to rebound. According to the National Association of Realtors (“NAR”), existing-home sales dipped 1.2% on a seasonally adjusted basis in June 2013 versus the previous month and were 1.52% higher than in June 2012. In addition, the NAR reported that the median existing-home price for all housing types was $214,200 in June 2013, up 13.5% from June 2012. This marked the sixteenth consecutive month that home prices rose compared to the same period a year earlier. While the inventory of homes available for sale rose 1.9% in June 2013 to a 5.2 month supply at the current sales pace, it was 7.6% lower than in June 2012.

While manufacturing activity was weak in many international developed countries, it was generally positive in the U.S. Based on the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, the U.S. manufacturing sector expanded during the first four months of the reporting period. Manufacturing then experienced a setback, falling from 50.7 in April 2013 to 49.0 in May (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). However, manufacturing then moved back into expansion territory in June, as the PMI increased to 50.9. During June, 12 of the 18 industries within the PMI expanded, versus 10 expanding the prior month.

IV	Western Asset Mortgage Backed Securities Fund

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. At its meeting in December 2012, prior to the beginning of the reporting period, the Fed announced that it would continue purchasing $40 billion per month of agency mortgage-backed securities (“MBS”), as well as initially purchasing $45 billion a month of longer-term Treasuries. The Fed also said that it would keep the federal funds rate on hold “…as long as the unemployment rate remains above 6.5%, inflation between one and two years ahead is projected to be no more than a half percentage point above the Committee’s 2.0% longer-run goal, and longer-term inflation expectations continue to be well anchored.” At its meeting that ended on June 19, 2013, the Fed did not make any material changes to its official policy statement. However, in a press conference following the meeting, Fed Chairman Bernanke said “…the Committee currently anticipates that it would be appropriate to moderate the monthly pace of purchases later this year; and if the subsequent data remain broadly aligned with our current expectations for the economy, we would continue to reduce the pace of purchases in measured steps through the first half of next year, ending purchases around midyear.” This initially triggered a sharp sell-off in both the stock and bond markets. While the stock market subsequently rallied and reached a new record high on July 12, the bond market did not rebound as sharply. As a result, Treasury yields remained sharply higher than they were prior to Chairman Bernanke’s press conference. At its meeting that ended on July 31, 2013, after the reporting period ended, the Fed did not institute any policy changes and left its $85 billion a month asset purchase program intact.

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2013?

A. Both short- and long-term Treasury yields moved sharply higher during the reporting period. When the period began, the yield on the two-year Treasury was 0.25%. It fell as low as 0.20% in late April/early May 2013 and was as high as 0.43% on June 25, 2013, before ending the period at 0.36%. The yield on the ten-year Treasury began the period at 1.78%. Ten-year Treasuries reached a low of 1.66% in early May 2013 and peaked at 2.60% on June 25, 2013, before edging down to 2.52% at the end of the period.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. Most spread sectors performed poorly during the reporting period. Spread sector demand was often solid during the first four months of the period as investors looked to generate incremental yield in the low interest rate environment. Even so, there were several periods of volatility given a number of macro issues, including the European sovereign debt crisis, mixed economic data and concerns related to the U.S. “fiscal cliff” and sequestration. The spread sectors then weakened over the last two months of the period amid sharply rising interest rates given the Fed’s plan to begin tapering its asset purchase program sooner than previously anticipated. The majority of spread sectors generated negative absolute returns and performed largely in line with equal-durationv Treasuries

Western Asset Mortgage Backed Securities Fund	V

Investment commentary (cont’d)

during the reporting period as a whole. For the six months ended June 30, 2013, the Barclays U.S. Aggregate Indexvi fell 2.44%.

Performance review

For the six months ended June 30, 2013, Class A shares of Western Asset Mortgage Backed Securities Fund, excluding sales charges, returned 2.96%. The Fund’s unmanaged benchmark, Barclays U.S. Mortgage-Backed Securities Indexvii, returned -2.01% for the same period. The Lipper U.S. Mortgage Funds Category Average1 returned -1.75% over the same time frame.

Performance Snapshot as of June 30, 2013 (unaudited)
(excluding sales charges)	6 months
Western Asset Mortgage Backed Securities Fund:
Class 1[2]	3.07%
Class A	2.96%
Class B3	2.56%
Class C	2.58%
Class C1♦	2.66%
Class I	3.13%
Barclays U.S. Mortgage-Backed Securities Index	-2.01%
Lipper U.S. Mortgage Funds Category Average[1]	-1.75%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The 30-Day SEC Yields for the period ended June 30, 2013 for Class 1, Class A, Class B, Class C, Class C1 and Class I shares were 2.05%, 1.86%, 1.26%, 1.17%, 1.48% and 2.29%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2013, the gross total annual operating expense ratios for Class 1, Class A, Class B,

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2013, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 130 funds in the Fund’s Lipper category, and excluding sales charges.

[2]	Effective July 27, 2007, Class 1 shares were closed to all new purchases and incoming exchanges. Investors owning Class 1 shares on that date are permitted to continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

[3]	Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold those shares but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

♦

Effective August 1, 2012, Class C shares were reclassified as Class C1 shares. Class C1 (formerly Class C) shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor prior to August 1, 2012). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

VI	Western Asset Mortgage Backed Securities Fund

Class C, Class C1 and Class I shares were 0.75%, 0.96%, 1.71%, 1.71%, 1.59% and 0.67%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

August 1, 2013

RISKS: Fixed-income securities are subject to interest rate, credit and market risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. To the extent that the Fund invests in asset-backed, mortgage-backed or mortgage-related securities, its exposure to prepayment and extension risks may be greater than investments in other fixed-income securities. The U.S. government guarantee of principal and interest payments only applies to underlying securities in the Fund’s portfolio, not the Fund’s shares. Please note that the Fund’s shares are not guaranteed by the U.S. government or its agencies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vi

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii

The Barclays U.S. Mortgage-Backed Securities Index is an unmanaged index composed of agency mortgage-backed pass-through securities, both fixed-rate and hybrid adjustable rate mortgages, issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation.

Western Asset Mortgage Backed Securities Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2013 and December 31, 2012 and does not include derivatives such as futures contracts, written options and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2013 and held for the six months ended June 30, 2013.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]
Class 1	3.07%	$1,000.00	$1,030.70	0.73%	$3.68	Class 1	5.00%	$1,000.00	$1,021.17	0.73%	$3.66
Class A	2.96	1,000.00	1,029.60	0.95	4.78	Class A	5.00	1,000.00	1,020.08	0.95	4.76
Class B	2.56	1,000.00	1,025.60	1.71	8.59	Class B	5.00	1,000.00	1,016.31	1.71	8.55
Class C	2.58	1,000.00	1,025.80	1.70	8.54	Class C	5.00	1,000.00	1,016.36	1.70	8.50
Class C1	2.66	1,000.00	1,026.60	1.53	7.69	Class C1	5.00	1,000.00	1,017.21	1.53	7.65
Class I	3.13	1,000.00	1,031.30	0.59	2.97	Class I	5.00	1,000.00	1,021.87	0.59	2.96

2	Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report

[1]	For the six months ended June 30, 2013.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B, Class C and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2013

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Barclays U.S. Mortgage-Backed Securities Index
WA Mortgage Backed	— Western Asset Mortgage Backed Securities Fund
MBS	— Mortgage-Backed Securities

4	Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2013

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Barclays U.S. Mortgage-Backed Securities Index
WA Mortgage Backed	— Western Asset Mortgage Backed Securities Fund
MBS	— Mortgage-Backed Securities

Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2013

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — 68.7%
Adjustable Rate Mortgage Trust, 2005-11 5A1	0.463%	2/25/36	$816,556	$599,798	(a)
American Home Mortgage Assets, 2006-3 3A12	0.383%	10/25/46	1,622,464	1,177,350	(a)
American Home Mortgage Assets, 2006-6 A1A	0.383%	12/25/46	1,311,502	851,476	(a)
American Home Mortgage Investment Trust, 2007-1 GA1C	0.383%	5/25/47	12,703,122	8,542,824	(a)
Banc of America Funding Corp., 2005-B 3A1	0.422%	4/20/35	1,643,019	1,572,451	(a)
Bear Stearns Alt-A Trust, 2004-10 1A1	0.873%	9/25/34	271,321	263,658	(a)
Bear Stearns ARM Trust, 2005-12 11A1	2.903%	2/25/36	168,509	127,949	(a)
Chevy Chase Mortgage Funding Corp., 2004-4A A1	0.423%	10/25/35	3,715,831	3,146,407	(a)(b)
Countrywide Alternative Loan Trust, 2004-6CB A2004-6CB A	0.483%	5/25/34	803,077	737,200	(a)
Countrywide Alternative Loan Trust, 2004-J5 M1	0.793%	8/25/34	8,787,000	6,416,733	(a)
Countrywide Alternative Loan Trust, 2005-17 1A1	0.453%	7/25/35	395,371	329,145	(a)
Countrywide Alternative Loan Trust, 2005-24 1A1	1.478%	7/20/35	98,274	70,187	(a)
Countrywide Alternative Loan Trust, 2005-24 4A1	0.422%	7/20/35	1,077,008	904,669	(a)
Countrywide Alternative Loan Trust, 2005-27 1A3	1.715%	8/25/35	3,761,712	3,275,358	(a)
Countrywide Alternative Loan Trust, 2005-27 2A1	1.518%	8/25/35	5,811,016	4,388,058	(a)
Countrywide Alternative Loan Trust, 2005-27 2A3	1.728%	8/25/35	5,782,294	4,703,176	(a)
Countrywide Alternative Loan Trust, 2005-44 1A1	0.523%	10/25/35	448,152	341,973	(a)
Countrywide Alternative Loan Trust, 2005-59 1A1	0.527%	11/20/35	114,987	83,966	(a)
Countrywide Alternative Loan Trust, 2005-59 1A2A	0.572%	11/20/35	75,691	14,989	(a)
Countrywide Alternative Loan Trust, 2005-72 A1	0.463%	1/25/36	64,932	55,707	(a)
Countrywide Alternative Loan Trust, 2005-IM1 A1	0.493%	1/25/36	568,519	396,052	(a)
Countrywide Alternative Loan Trust, 2006-0A09 2A1B	0.392%	7/20/46	357,698	194,887	(a)
Countrywide Alternative Loan Trust, 2006-0A2 X1P	2.653%	5/20/46	12,283,784	932,365	(a)
Countrywide Home Loans, 2003-HYB1 1A1	2.951%	5/19/33	91,072	90,263	(a)
Countrywide Home Loans, 2004-16 1A3A	0.953%	9/25/34	3,577,751	3,198,398	(a)
Countrywide Home Loans, 2004-R1 1AF	0.593%	11/25/34	431,913	366,586	(a)(b)
Countrywide Home Loans, 2004-R2 1AF1	0.613%	11/25/34	211,100	183,243	(a)(b)
Countrywide Home Loans, 2005-R3 AF	0.593%	9/25/35	1,234,571	1,079,168	(a)(b)
Countrywide Home Loans, 2006-R2 AF1	0.613%	7/25/36	714,551	622,321	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R1 1AF1	0.553%	3/25/35	108,272	94,759	(a)(b)
CS First Boston Mortgage Securities Corp., Whole Loan, 2002-10 2A1	7.500%	5/25/32	453,392	472,163
Federal Home Loan Mortgage Corp. (FHLMC), 2525 AM	4.500%	4/15/32	121,832	133,756
Federal Home Loan Mortgage Corp. (FHLMC), 2638 DI, IO, PAC	5.000%	5/15/23	195,005	13,634
Federal Home Loan Mortgage Corp. (FHLMC), 3027 AS, IO	5.958%	5/15/29	261,098	48,951	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3136 PS, IO	6.458%	4/15/36	4,219,657	656,747	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3265 SB, IO	5.948%	1/15/37	271,983	43,592	(a)

See Notes to Financial Statements.

6	Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal Home Loan Mortgage Corp. (FHLMC), 3397 GS Remics IO	6.808%	12/15/37	$2,369,467	$431,540	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3601 BI, IO	5.000%	3/15/39	150,729	10,144
Federal Home Loan Mortgage Corp. (FHLMC), 3641 Z	5.500%	2/15/36	7,171,401	8,054,617
Federal Home Loan Mortgage Corp. (FHLMC), 3843 SY, IO	6.458%	10/15/39	15,485,079	3,370,764	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3886 SA, IO	6.308%	7/15/41	6,956,361	1,059,258	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3890 BE, PAC	5.000%	7/15/41	5,000,000	5,554,245
Federal Home Loan Mortgage Corp. (FHLMC), 3921 SB, IO	6.368%	9/15/41	15,329,327	3,994,030	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3990 GS, IO, PAC	6.408%	3/15/41	21,156,995	4,967,823	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4032 CI, IO	3.500%	6/15/26	6,431,737	833,963
Federal Home Loan Mortgage Corp. (FHLMC), 4048 IK, IO	3.000%	5/15/27	1,799,348	224,168
Federal Home Loan Mortgage Corp. (FHLMC), 4057 IL, IO	3.000%	6/15/27	46,539,892	6,044,950
Federal Home Loan Mortgage Corp. (FHLMC), 4063 S, IO	5.758%	6/15/42	7,714,723	1,954,585	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4068 DS, IO	5.808%	6/15/42	20,504,920	4,661,687	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4068 TS, IO	5.808%	6/15/42	18,860,659	4,501,223	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4076 SW, IO	5.858%	7/15/42	284,041	70,364	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4077 SB, IO	5.808%	7/15/42	8,673,640	2,079,503	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4085, IO	3.000%	6/15/27	7,153,256	999,444
Federal Home Loan Mortgage Corp. (FHLMC), 4092 AI, IO	3.000%	9/15/31	11,984,787	1,530,116
Federal Home Loan Mortgage Corp. (FHLMC), 4097 ES, IO	5.908%	8/15/42	2,368,498	553,197	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4097 ST, IO	5.858%	8/15/42	568,401	131,555	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4116 LS, IO	6.008%	10/15/42	3,747,395	818,675	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4123 DI, IO	3.000%	10/15/27	56,761,792	8,024,108
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SE, IO	5.958%	11/15/42	483,859	118,589	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SJ, IO	5.958%	11/15/42	489,467	129,184	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SQ, IO	5.958%	11/15/42	678,175	173,348	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4139 EI, IO	3.000%	9/15/31	24,081,170	3,726,677
Federal Home Loan Mortgage Corp. (FHLMC), 4142 IA Remics IO	3.000%	12/15/32	13,370,790	2,178,259
Federal Home Loan Mortgage Corp. (FHLMC), 4144 GI, IO, PAC-1	3.000%	12/15/32	8,250,815	1,206,139
Federal Home Loan Mortgage Corp. (FHLMC), 4147 CS, IO	5.908%	12/15/42	1,373,049	365,637	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4150 SP, IO	5.958%	1/15/43	2,149,081	489,612	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4156 SA, IO, PAC	6.008%	1/15/33	14,143,686	3,115,106	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4199 CS, IO	5.958%	5/15/43	2,592,040	693,546	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4199 SB, IO	6.008%	5/15/40	1,792,024	433,472	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC	6.058%	9/15/42	3,977,238	821,397	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	4,278,320	4,660,905

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2013

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.394%	4/25/20	$5,396,326	$333,908	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K008 X1, IO	1.827%	6/25/20	3,975,977	345,793	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K009 X1, IO	1.666%	8/25/20	21,578,381	1,644,273	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.388%	6/25/21	31,794,615	2,524,254	(a)
Federal National Mortgage Association (FNMA), 2003-022, IO	6.000%	4/25/33	434,418	67,739
Federal National Mortgage Association (FNMA), 2004-100 FA	0.393%	1/25/35	1,528,211	1,526,954	(a)
Federal National Mortgage Association (FNMA), 2007-050 DS, IO	5.907%	6/25/37	8,381,138	1,246,228	(a)
Federal National Mortgage Association (FNMA), 2009-006 KZ	5.000%	2/25/49	3,248,845	3,549,792
Federal National Mortgage Association (FNMA), 2009-059 LB	5.657%	8/25/39	2,722,071	2,818,024	(a)
Federal National Mortgage Association (FNMA), 2009-074 TX, PAC	5.000%	9/25/39	5,000,000	5,503,717
Federal National Mortgage Association (FNMA), 2010-002 AI, IO	5.500%	2/25/40	2,745,799	438,477
Federal National Mortgage Association (FNMA), 2010-038 SA, IO	6.207%	4/25/40	1,924,241	389,403	(a)
Federal National Mortgage Association (FNMA), 2010-059 PC, PAC	5.000%	6/25/40	19,140,000	21,239,907
Federal National Mortgage Association (FNMA), 2010-084 SK, IO	6.367%	8/25/40	9,965,829	1,989,104	(a)
Federal National Mortgage Association (FNMA), 2010-110 AE	9.750%	11/25/18	1,692,567	1,934,439
Federal National Mortgage Association (FNMA), 2010-118 YB, IO	6.307%	10/25/40	598,897	68,923	(a)
Federal National Mortgage Association (FNMA), 2010-150 SK, IO	6.337%	1/25/41	4,186,576	579,644	(a)
Federal National Mortgage Association (FNMA), 2010-150 SN, IO	6.337%	1/25/41	4,186,576	693,320	(a)
Federal National Mortgage Association (FNMA), 2011-015 AB	9.750%	8/25/19	1,179,058	1,349,325
Federal National Mortgage Association (FNMA), 2011-051 SM, IO	5.657%	6/25/41	25,319,719	4,676,453	(a)
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	334,799	384,696
Federal National Mortgage Association (FNMA), 2011-059 YS, IO	6.507%	11/25/40	20,312,633	2,732,557	(a)
Federal National Mortgage Association (FNMA), 2011-062 LS, IO	6.407%	1/25/32	12,830,592	2,293,151	(a)
Federal National Mortgage Association (FNMA), 2011-063 SW, IO	6.487%	7/25/41	240,927	29,043	(a)

See Notes to Financial Statements.

8	Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal National Mortgage Association (FNMA), 2011-087 SH, IO	6.357%	3/25/41	$17,573,854	$3,460,327	(a)
Federal National Mortgage Association (FNMA), 2011-087 SJ, IO	5.757%	9/25/41	37,670,598	6,176,773	(a)
Federal National Mortgage Association (FNMA), 2011-099 KI, IO	4.500%	12/25/25	3,146,920	450,064
Federal National Mortgage Association (FNMA), 2011-144 PT	12.143%	1/25/38	2,966,201	3,845,898	(a)
Federal National Mortgage Association (FNMA), 2011-146 SE, IO	6.207%	1/25/42	11,272,156	3,145,618	(a)
Federal National Mortgage Association (FNMA), 2012 047 JS, IO	6.307%	5/25/42	10,763,609	3,121,349	(a)
Federal National Mortgage Association (FNMA), 2012-003 DS, IO	5.757%	2/25/42	23,027,845	4,472,505	(a)
Federal National Mortgage Association (FNMA), 2012-009 WS, IO	6.307%	2/25/42	18,602,068	4,430,568	(a)
Federal National Mortgage Association (FNMA), 2012-014 JS, IO	6.457%	12/25/30	21,486,181	3,856,804	(a)
Federal National Mortgage Association (FNMA), 2012-014 SL, IO	6.357%	12/25/40	17,532,348	4,112,817	(a)
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	4,245,126	4,745,730
Federal National Mortgage Association (FNMA), 2012-030 QS, IO	6.407%	4/25/31	3,686,230	691,273	(a)
Federal National Mortgage Association (FNMA), 2012-035 SQ, IO	6.407%	4/25/42	5,695,369	1,113,184	(a)
Federal National Mortgage Association (FNMA), 2012-042 S, IO	5.907%	6/25/39	667,623	78,416	(a)
Federal National Mortgage Association (FNMA), 2012-043 AI, IO	3.500%	4/25/27	22,493,426	3,486,123
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	2,499,477	2,812,511
Federal National Mortgage Association (FNMA), 2012-063 DS, IO	6.357%	3/25/39	23,910,788	5,202,194	(a)
Federal National Mortgage Association (FNMA), 2012-067 GS, IO	5.757%	7/25/42	29,289,274	8,118,673	(a)
Federal National Mortgage Association (FNMA), 2012-067 KS, IO	5.757%	7/25/42	13,554,068	3,506,326	(a)
Federal National Mortgage Association (FNMA), 2012-068 SA, IO	5.807%	7/25/42	10,428,804	2,694,950	(a)
Federal National Mortgage Association (FNMA), 2012-068 SM, IO	5.857%	7/25/42	12,414,317	3,604,831	(a)
Federal National Mortgage Association (FNMA), 2012-070 IW, IO	3.000%	2/25/27	5,099,091	650,554
Federal National Mortgage Association (FNMA), 2012-075 DS, IO	5.757%	7/25/42	33,313,331	8,344,689	(a)

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2013

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal National Mortgage Association (FNMA), 2012-075 NS, IO	6.407%	7/25/42	$12,589,971	$2,962,080	(a)
Federal National Mortgage Association (FNMA), 2012-083 AS, IO	5.327%	8/25/42	17,506,123	4,609,800	(a)
Federal National Mortgage Association (FNMA), 2012-083 YS, IO	5.207%	8/25/42	14,505,116	2,189,129	(a)
Federal National Mortgage Association (FNMA), 2012-089 AS, IO	5.857%	5/25/39	43,453,013	8,278,142	(a)
Federal National Mortgage Association (FNMA), 2012-093 AS, IO	6.007%	7/25/31	17,975,596	3,827,851	(a)
Federal National Mortgage Association (FNMA), 2012-093 SM, IO	5.907%	9/25/42	3,822,441	868,037	(a)
Federal National Mortgage Association (FNMA), 2012-098 SA, IO	5.857%	5/25/39	1,427,307	297,331	(a)
Federal National Mortgage Association (FNMA), 2012-111 SB, IO	6.407%	10/25/42	1,837,210	472,009	(a)
Federal National Mortgage Association (FNMA), 2012-128 SL, IO	5.957%	11/25/42	878,338	228,771	(a)
Federal National Mortgage Association (FNMA), 2012-128 SQ, IO	5.957%	11/25/42	1,457,666	370,309	(a)
Federal National Mortgage Association (FNMA), 2012-133 SA, IO	5.957%	12/25/42	490,315	125,811	(a)
Federal National Mortgage Association (FNMA), 2012-134 SC, IO	5.957%	12/25/42	1,847,630	436,711	(a)
Federal National Mortgage Association (FNMA), 2012-134 SK, IO	5.957%	12/25/42	1,070,885	251,568	(a)
Federal National Mortgage Association (FNMA), 2012-139 NS, IO	6.507%	12/25/42	3,774,208	920,418	(a)
Federal National Mortgage Association (FNMA), 2012-148 IM, IO	3.000%	1/25/28	31,369,844	4,473,324
Federal National Mortgage Association (FNMA), 2012-148 LS, IO	6.007%	1/25/43	2,991,466	508,778	(a)
Federal National Mortgage Association (FNMA), 2013-009 BC	6.500%	7/25/42	1,900,000	2,159,995
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	11,200,000	12,315,901
Federal National Mortgage Association (FNMA), 2013-009 HS, IO	6.007%	7/25/41	10,088,887	2,150,490	(a)
Federal National Mortgage Association (FNMA), 2013-009 SG, IO	6.007%	3/25/39	9,173,364	2,182,875	(a)
Federal National Mortgage Association (FNMA), 2013-010 SJ, IO	5.957%	2/25/43	3,048,696	757,832	(a)
Federal National Mortgage Association (FNMA), 2013-019 SK, IO	5.957%	3/25/43	986,428	250,574	(a)
Federal National Mortgage Association (FNMA), 364 13, IO	6.000%	9/1/35	409,770	59,618

See Notes to Financial Statements.

10	Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal National Mortgage Association (FNMA), 383 18, IO	5.500%	1/1/38	$703,663	$99,893
Federal National Mortgage Association (FNMA), 383 20, IO	5.500%	7/1/37	486,694	69,205
Federal National Mortgage Association (FNMA), 407 41, IO	6.000%	1/25/38	96,155	13,919
Federal National Mortgage Association (FNMA), 407 42, IO	6.000%	1/25/38	297,682	46,094
Federal National Mortgage Association (FNMA), 407 C10, IO	5.000%	1/25/38	2,758,197	322,833
Federal National Mortgage Association (FNMA) STRIPS, 362 6, IO	5.000%	8/1/35	7,017,070	1,326,187
Federal National Mortgage Association (FNMA) STRIPS, 409 C14, IO	3.500%	4/25/42	42,245,671	8,728,006
Government National Mortgage Association (GNMA), 2002-057 FK	0.693%	8/16/32	1,383,846	1,400,820	(a)
Government National Mortgage Association (GNMA), 2003-094 SD, IO	6.368%	7/16/33	77,363	13,924	(a)
Government National Mortgage Association (GNMA), 2004-059 FP	0.493%	8/16/34	2,180,447	2,205,279	(a)
Government National Mortgage Association (GNMA), 2004-081 SK, IO	6.008%	10/16/34	2,440,883	452,160	(a)
Government National Mortgage Association (GNMA), 2006-025 SI, IO	6.508%	5/20/36	2,328,706	531,747	(a)
Government National Mortgage Association (GNMA), 2007-017 IB, IO	6.058%	4/20/37	12,586,936	2,630,823	(a)
Government National Mortgage Association (GNMA), 2007-026 SL, IO	6.608%	5/16/37	3,429,507	627,646	(a)
Government National Mortgage Association (GNMA), 2007-045 QB, IO	6.408%	7/20/37	3,177,199	582,340	(a)
Government National Mortgage Association (GNMA), 2009-047 KS, IO	5.858%	6/16/39	9,444,952	1,474,229	(a)
Government National Mortgage Association (GNMA), 2009-104 KS, IO	6.308%	8/16/39	6,311,674	686,371	(a)
Government National Mortgage Association (GNMA), 2009-H01 FA	1.342%	11/20/59	2,352,564	2,412,242	(a)
Government National Mortgage Association (GNMA), 2010-003 SC, IO	6.358%	1/20/35	8,116,950	831,975	(a)
Government National Mortgage Association (GNMA), 2010-004 SI, IO	5.908%	11/16/34	6,016,143	1,193,664	(a)
Government National Mortgage Association (GNMA), 2010-013, IO	0.951%	11/16/51	59,553,823	2,415,086	(a)
Government National Mortgage Association (GNMA), 2010-014 SH, IO	5.808%	2/16/40	250,535	50,764	(a)
Government National Mortgage Association (GNMA), 2010-020 SC, IO	5.958%	2/20/40	14,370,641	2,449,571	(a)
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC	6.308%	3/20/39	261,254	43,927	(a)

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2013

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2010-031 SD, IO	6.358%	5/20/33	$5,160,865	$953,034	(a)
Government National Mortgage Association (GNMA), 2010-041 HI, IO	5.000%	6/20/36	4,780,527	324,211
Government National Mortgage Association (GNMA), 2010-042 BS, IO	6.288%	4/20/40	49,329	9,946	(a)
Government National Mortgage Association (GNMA), 2010-050 QS, IO	6.358%	12/20/38	789,033	133,465	(a)
Government National Mortgage Association (GNMA), 2010-057 QS, IO	6.308%	5/20/40	1,830,946	340,154	(a)
Government National Mortgage Association (GNMA), 2010-059 LB, PAC	4.500%	10/20/39	3,700,000	4,052,806
Government National Mortgage Association (GNMA), 2010-059 SM, IO	5.808%	5/16/40	2,080,905	421,605	(a)
Government National Mortgage Association (GNMA), 2010-060 S, IO	6.308%	5/20/40	1,700,576	269,062	(a)
Government National Mortgage Association (GNMA), 2010-076 SH, IO	6.308%	5/20/40	618,865	129,960	(a)
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC	6.458%	1/20/40	137,357	29,194	(a)
Government National Mortgage Association (GNMA), 2010-099 NI, IO, PAC	4.500%	9/20/37	1,400,000	242,837
Government National Mortgage Association (GNMA), 2010-101 S, IO, PAC	5.808%	8/20/40	29,267,060	6,404,268	(a)
Government National Mortgage Association (GNMA), 2010-102, IO	1.354%	6/16/52	7,341,717	493,308	(a)
Government National Mortgage Association (GNMA), 2010-109 CI, IO, PAC	4.500%	12/20/37	1,666,807	229,618
Government National Mortgage Association (GNMA), 2010-109 MI, IO, PAC	4.500%	10/20/37	3,244,826	339,792
Government National Mortgage Association (GNMA), 2010-118, IO	1.542%	4/16/53	15,822,562	1,040,088	(a)
Government National Mortgage Association (GNMA), 2010-151 AI, IO	4.500%	5/20/37	22,562,508	4,284,765
Government National Mortgage Association (GNMA), 2010-168 MI, IO, PAC	4.500%	7/20/37	4,446,906	343,413
Government National Mortgage Association (GNMA), 2010-H02 FA	0.873%	2/20/60	6,010,222	6,054,607	(a)
Government National Mortgage Association (GNMA), 2011-002 NS, IO, PAC	5.888%	3/16/39	1,430,216	230,214	(a)
Government National Mortgage Association (GNMA), 2011-032 S, IO	5.808%	3/16/41	39,575	4,223	(a)
Government National Mortgage Association (GNMA), 2011-040 EI, IO	4.000%	12/16/25	1,707,997	127,489

See Notes to Financial Statements.

12	Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2011-040 MI, IO, PAC	4.500%	1/16/38	$3,679,359	$266,159
Government National Mortgage Association (GNMA), 2011-040 SA, IO	5.938%	2/16/36	12,036,554	1,725,110	(a)
Government National Mortgage Association (GNMA), 2011-070 BS, IO	6.508%	12/16/36	159,168	22,076	(a)
Government National Mortgage Association (GNMA), 2011-073 PS, IO, PAC	6.478%	1/20/39	11,720,254	1,535,632	(a)
Government National Mortgage Association (GNMA), 2011-099 DS, IO	5.908%	7/16/41	27,617,522	4,880,596	(a)
Government National Mortgage Association (GNMA), 2011-113 PQ	5.000%	6/20/39	2,800,000	3,137,781
Government National Mortgage Association (GNMA), 2011-128 TS, IO	5.858%	5/16/41	21,408,489	4,455,740	(a)
Government National Mortgage Association (GNMA), 2011-135 D	5.000%	4/16/40	1,600,000	1,773,020
Government National Mortgage Association (GNMA), 2012-013 SK, IO	6.458%	2/20/41	8,388,230	1,593,631	(a)
Government National Mortgage Association (GNMA), 2012-021 QS, IO, PAC	6.458%	2/20/42	11,518,533	3,135,219	(a)
Government National Mortgage Association (GNMA), 2012-038 MI, IO, PAC	4.000%	3/20/42	33,348,921	8,057,663
Government National Mortgage Association (GNMA), 2012-047 CI, IO, PAC	4.000%	3/20/42	29,103,806	4,322,986
Government National Mortgage Association (GNMA), 2012-051 GI, IO, PAC	3.500%	7/20/40	3,749,626	670,055
Government National Mortgage Association (GNMA), 2012-128 IE, IO	3.500%	10/16/42	18,370,616	5,210,265
Government National Mortgage Association (GNMA), 2013-005 BI, IO	3.500%	1/20/43	16,772,367	4,153,306
Government National Mortgage Association (GNMA), 2013-90 PI, IO, PAC-1	3.500%	10/20/41	15,000,000	2,561,719
GSMPS Mortgage Loan Trust, 2004-4 2A1	3.450%	6/25/34	2,378,771	2,154,193	(a)(b)
GSMPS Mortgage Loan Trust, 2005-RP1 1AF	0.543%	1/25/35	1,845,201	1,589,429	(a)(b)
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	0.543%	3/25/35	3,894,796	3,330,370	(a)(b)
GSMPS Mortgage Loan Trust, 2006-RP1 1AF1	0.543%	1/25/36	3,748,515	3,089,029	(a)(b)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1	0.593%	4/25/36	3,528,709	2,969,935	(a)(b)
Harborview Mortgage Loan Trust, 2006-07 2A1A	0.392%	9/19/46	636,037	484,133	(a)
Homebanc Mortgage Trust, 2004-2 A1	0.933%	12/25/34	4,996,572	4,555,540	(a)
IMPAC CMB Trust, 2004-07 1A1	0.933%	11/25/34	722,106	690,182	(a)
IMPAC CMB Trust, 2004-10 3A1	0.893%	3/25/35	721,261	663,327	(a)
IMPAC CMB Trust, 2007-A A	0.443%	5/25/37	242,161	237,286	(a)

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2013

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
IMPAC Secured Assets Corp., 2004-3 1A4	0.993%	11/25/34	$116,807	$107,126	(a)
IMPAC Secured Assets Corp., 2005-2 A1	0.513%	3/25/36	515,213	367,688	(a)
Indymac Index Mortgage Loan Trust, 2005-AR1 1A1	2.564%	3/25/35	298,538	286,095	(a)
Indymac Index Mortgage Loan Trust, 2005-AR21 4A1	2.744%	10/25/35	878,149	730,518	(a)
Indymac Index Mortgage Loan Trust, 2007-AR07 1A1	3.207%	11/25/37	4,147,670	3,683,226	(a)
Lehman Mortgage Trust, 2007-1 2A3, IO	6.437%	2/25/37	18,508,306	5,940,842	(a)
Luminent Mortgage Trust, 2006-4 A1A	0.383%	5/25/46	283,127	195,302	(a)
MASTR Adjustable Rate Mortgages Trust, 2004-15 1A1	3.373%	12/25/34	19,378	18,799	(a)
MASTR Adjustable Rate Mortgages Trust, 2006-0A1 1A1	0.403%	4/25/46	244,685	177,975	(a)
MASTR Adjustable Rate Mortgages Trust, 2007-3 12A1	0.393%	5/25/47	300,624	196,086	(a)
MASTR Reperforming Loan Trust, 2006-2 1A1	4.961%	5/25/36	971,567	920,206	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2004-6AR	2.888%	8/25/34	290,884	278,318	(a)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2	0.263%	6/25/36	60,509	29,727	(a)
Novastar Mortgage-Backed Notes, 2006-MTA1 2A1A	0.383%	9/25/46	456,825	364,620	(a)
Prime Mortgage Trust, 2006-CL1 A1	0.693%	2/25/35	500,322	454,630	(a)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	2,315,680	2,386,527	(b)
Provident Funding Mortgage Loan Trust, 2005-1 1A1	2.736%	5/25/35	54,233	52,608	(a)
Residential Accredit Loans Inc., 2007-QO4 A1	0.393%	5/25/47	2,151,410	1,699,809	(a)
Residential Accredit Loans Inc., 2007-QO4 A1A	0.383%	5/25/47	1,723,324	1,359,844	(a)
Residential Funding Mortgage Securities I	2.975%	8/25/35	7,722,146	6,192,481	(a)
Structured ARM Loan Trust, 2004-10 3A2	2.607%	8/25/34	2,378,628	2,316,164	(a)
Structured ARM Loan Trust, 2004-17 A1	1.141%	11/25/34	153,201	148,246	(a)
Structured ARM Loan Trust, 2005-02 A2	0.443%	2/25/35	375,569	307,896	(a)
Structured ARM Loan Trust, 2005-05 A3	0.423%	5/25/35	131,328	126,747	(a)
Structured ARM Loan Trust, 2005-11 3A	2.514%	5/25/35	2,426,573	2,233,737	(a)
Structured Asset Mortgage Investments Inc., 2006-AR6 1A1	0.373%	7/25/46	297,244	223,847	(a)
Structured Asset Securities Corp., 2003-26A 3A5	2.570%	9/25/33	1,024,024	988,353	(a)
Structured Asset Securities Corp., 2005-RF1 A	0.543%	3/25/35	365,980	298,625	(a)(b)
Structured Asset Securities Corp., 2005-RF2 A	0.543%	4/25/35	1,407,563	1,154,246	(a)(b)
Structured Asset Securities Corp., 2005-RF3 1A	0.543%	6/25/35	534,475	432,881	(a)(b)
Thornburg Mortgage Securities Trust, 2004-1 I2A	1.093%	3/25/44	56,903	52,623	(a)
Thornburg Mortgage Securities Trust, 2007-4 2A1	6.128%	9/25/37	1,852,447	1,820,724	(a)
Thornburg Mortgage Securities Trust, 2007-4 3A1	6.098%	9/25/37	71,815	74,391	(a)
Voyager Countywide Delaware Trust, 2009-1 3QB1, IO	0.443%	3/16/30	1,970,093	1,157,299	(a)(b)
WaMu Mortgage Pass-Through Certificates, 2007-HY1 4A1	2.553%	2/25/37	3,137,653	2,598,692	(a)
WaMu Mortgage Pass-Through Certificates, 2007-HY3 1A1	2.291%	3/25/37	2,509,432	1,880,191	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR11 A1A	0.513%	8/25/45	1,574,347	1,423,196	(a)

See Notes to Financial Statements.

14	Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1A1	0.483%	10/25/45	$126,285	$114,860	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR15 A1A2	0.473%	11/25/45	243,338	209,632	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR17 A1A1	0.463%	12/25/45	887,433	788,606	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A2	0.483%	12/25/45	100,973	91,377	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR07 2A	1.149%	7/25/46	369,160	282,080	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-0A5 1A	0.919%	6/25/47	608,164	506,070	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, Whole Loan, 2003-AR5 A7	2.449%	6/25/33	185,423	182,617	(a)
Total Collateralized Mortgage Obligations (Cost — $450,585,584)				484,477,117
Asset-Backed Securities — 5.9%
ACE Securities Corp., 2004-OP1 M1	0.973%	4/25/34	1,204,535	1,042,612	(a)
ACE Securities Corp., 2005-SD3 A	0.593%	8/25/45	56,984	56,671	(a)
ACE Securities Corp., 2006-GP1 A	0.453%	2/25/31	55,697	50,567	(a)
ACE Securities Corp., 2006-SD1 A1B	0.543%	2/25/36	298,039	291,824	(a)
ACE Securities Corp., 2006-SL2 A	0.533%	1/25/36	1,154,810	122,070	(a)
Ameriquest Mort Sec Inc. Asset Bk Pass Thr Cert Series 2002-C, 2002-C M1	3.568%	11/25/32	3,131,791	3,078,644	(a)
Argent Securities Inc., 2004-W6 AF	3.623%	5/25/34	987,100	998,753
Bayview Financial Acquisition Trust, 2006-B 2A4	0.465%	4/28/36	476,260	452,546	(a)
Compucredit Acquired Portfolio Voltage Master Trust, 2006-1A A1	0.363%	9/17/18	278,443	276,448	(a)(b)
Countrywide Asset-Backed Certificates, 2002-S3 M1	4.800%	5/25/32	54,483	52,074	(a)
Countrywide Asset-Backed Certificates, 2006-SD3 A1	0.523%	7/25/36	1,059,095	748,644	(a)(b)
Countrywide Home Equity Loan Trust, 2004-I A	0.483%	2/15/34	592,849	491,537	(a)
Countrywide Home Equity Loan Trust, 2006-E 2A	0.333%	7/15/36	144,319	119,456	(a)
Credit-Based Asset Servicing and Securitization LLC, 2003-RP1 M1	1.743%	3/25/33	4,337,862	3,099,255	(a)(b)
EMC Mortgage Loan Trust, 2006-A A1	0.643%	12/25/42	1,392,008	1,209,069	(a)(b)
GMAC Mortgage Corp. Loan Trust, 2006-HE1 A	0.403%	11/25/36	369,470	284,207	(a)
GSAA Home Equity Trust, 2007-4 A2	0.393%	3/25/37	2,841,807	1,415,965	(a)
GSAMP Trust, 2003-SEA A1	0.593%	2/25/33	156,111	133,890	(a)
GSAMP Trust, 2004-SEA2 M2	1.443%	3/25/34	7,000,000	5,077,891	(a)
GSAMP Trust, 2006-S4 A1	0.283%	5/25/36	119,376	21,841	(a)
Indymac Seconds Asset Backed Trust, 2006-A A	0.453%	6/25/36	370,274	84,006	(a)

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2013

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Long Beach Mortgage Loan Trust, 2001-3 M1	1.018%	9/25/31	$967,953	$791,594	(a)
Morgan Stanley ABS Capital I, 2002-HE3 M1	1.843%	3/25/33	3,267,093	3,002,929	(a)
Morgan Stanley Mortgage Loan Trust, 2006-4SL A1	0.493%	3/25/36	546,265	223,761	(a)
New Century Home Equity Loan Trust, 2003-B M2	2.668%	11/25/33	12,352	11,446	(a)
Novastar Home Equity Loan, 2003-2 A2	0.873%	9/25/33	488,998	475,989	(a)
Quest Trust, 2005-X1 M2	0.993%	3/25/35	5,000,000	4,668,393	(a)(b)
RAAC Series, 2005-SP2 2A	0.493%	6/25/44	3,460,603	2,978,141	(a)
RAAC Series, 2006-RP2 A	0.443%	2/25/37	75,585	72,290	(a)(b)
RAAC Series, 2006-RP3 A	0.463%	5/25/36	1,256,216	1,112,540	(a)(b)
Renaissance Home Equity Loan Trust, 2003-3 A	0.693%	12/25/33	549,864	551,466	(a)
Residential Asset Securities Corp., 2004-KS9 AI5	5.330%	10/25/34	1,976,045	1,505,679
Residential Funding Securities LLC, 2003-RP2 A1	0.643%	6/25/33	32,637	32,084	(a)(b)
SACO I Trust, 2006-4 A1	0.533%	3/25/36	349,079	277,001	(a)
SACO I Trust, 2006-6 A	0.453%	6/25/36	527,954	333,068	(a)
SACO I Trust, 2006-7 A1	0.453%	7/25/36	104,573	77,521	(a)
Soundview Home Loan Trust, 2006-EQ1 A3	0.353%	10/25/36	4,940,929	3,911,943	(a)
Structured Asset Investment Loan Trust, 2003-BC1 A2	0.873%	1/25/33	320,893	319,510	(a)
Structured Asset Securities Corp., 2002-AL1 A3	3.450%	2/25/32	2,199,964	2,172,169
Structured Asset Securities Corp., 2006-ARS1 A1	0.413%	2/25/36	1,473,420	105,672	(a)(b)
Truman Capital Mortgage Loan Trust, 2005-1 A	0.623%	3/25/37	252,980	245,696	(a)(b)
Total Asset-Backed Securities (Cost — $44,167,352)				41,976,862
Mortgage-Backed Securities — 15.3%
FHLMC — 0.6%
Federal Home Loan Mortgage Corp. (FHLMC)	8.000%	7/1/20	6,423	6,954
Federal Home Loan Mortgage Corp. (FHLMC)	9.500%	1/1/21	247,453	274,140
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	8/1/33	749,969	830,930
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	11/1/15-7/1/32	776,386	892,955
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	1/1/16-4/1/37	1,175,987	1,307,947
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	3/1/17-1/1/32	594,557	644,900
Federal Home Loan Mortgage Corp. (FHLMC), Gold	8.000%	12/1/19	2,827	2,880
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	11/1/35	68,258	73,764
Total FHLMC				4,034,470
FNMA — 8.3%
Federal National Mortgage Association (FNMA)	12.500%	9/20/15-1/15/16	949	958
Federal National Mortgage Association (FNMA)	12.000%	1/1/16-1/15/16	4,237	4,529
Federal National Mortgage Association (FNMA)	5.500%	5/1/16-12/1/16	181,859	192,254
Federal National Mortgage Association (FNMA)	6.500%	7/1/16-6/1/32	52,435	57,849

See Notes to Financial Statements.

16	Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	5.000%	2/1/18-12/1/18	$688,038	$735,431
Federal National Mortgage Association (FNMA)	8.500%	8/1/19-10/1/30	209,891	248,108
Federal National Mortgage Association (FNMA)	11.500%	9/1/19	40	41
Federal National Mortgage Association (FNMA)	10.500%	8/1/20	2,928	3,354
Federal National Mortgage Association (FNMA)	7.000%	1/1/25-9/1/34	11,393,798	12,894,185
Federal National Mortgage Association (FNMA)	6.000%	2/1/29-2/1/37	3,740,662	4,102,508
Federal National Mortgage Association (FNMA)	7.500%	8/1/29-4/1/32	550,921	624,415
Federal National Mortgage Association (FNMA)	4.500%	3/1/38-6/1/41	3,875,589	4,160,361
Federal National Mortgage Association (FNMA)	4.000%	12/1/41	16,137,333	16,839,921
Federal National Mortgage Association (FNMA)	3.000%	1/1/43	792,708	759,522
Federal National Mortgage Association (FNMA)	3.000%	7/15/43	16,600,000	16,223,905	(c)
Federal National Mortgage Association (FNMA)	3.500%	7/15/43	1,500,000	1,523,203	(c)
Total FNMA				58,370,544
GNMA — 6.4%
Government National Mortgage Association (GNMA)	8.500%	6/15/25	98,697	108,448
Government National Mortgage Association (GNMA)	7.000%	2/15/28-3/15/36	8,077,845	9,421,337
Government National Mortgage Association (GNMA)	7.500%	4/15/29-10/15/31	271,701	296,239
Government National Mortgage Association (GNMA)	6.500%	10/15/31-10/20/37	1,940,935	2,190,398
Government National Mortgage Association (GNMA)	6.000%	11/15/32	1,196,798	1,349,592
Government National Mortgage Association (GNMA)	4.500%	2/15/40-3/15/40	4,955,159	5,362,612
Government National Mortgage Association (GNMA)	5.000%	4/15/40-5/20/41	19,408,335	21,296,139
Government National Mortgage Association (GNMA)	2.025%	6/20/60	5,049,554	5,327,415	(a)
Government National Mortgage Association (GNMA) II	1.222%	8/20/58	128,540	131,236	(a)
Total GNMA				45,483,416
Total Mortgage-Backed Securities (Cost — $106,332,922)				107,888,430
U.S. Government & Agency Obligations — 1.1%
U.S. Government Obligations — 1.1%
U.S. Treasury Notes (Cost — $8,236,424)	1.625%	8/15/22	8,300,000	7,788,380

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2013

Western Asset Mortgage Backed Securities Fund

Security	Rate	Expiration Date	Notional Amount	Value
Purchased Options — 1.0%
Interest rate swaption with Goldman Sachs Group Inc., Put @ $3.67		6/13/16	$34,050,000	$4,139,513
Interest rate swaption with Goldman Sachs Group Inc., Put @ $3.67		6/13/16	23,650,000	2,875,169
Total Purchased Options (Cost — $6,016,782)				7,014,682
Total Investments before Short-Term Investments (Cost — $615,339,064)				649,145,471

		Maturity Date	Face Amount
Short-Term Investments — 9.7%
Repurchase Agreements — 9.7%
Barclays Capital Inc. repurchase agreement dated 6/28/13; Proceeds at maturity $68,700,344; (Fully collateralized by U.S. government obligations, 0.625% due 5/31/17; Market value — $70,073,820) (Cost — $68,700,000)	0.060%	7/1/13	$68,700,000	68,700,000
Total Investments — 101.7% (Cost — $684,039,064#)				717,845,471
Liabilities in Excess of Other Assets — (1.7)%				(12,183,451)
Total Net Assets — 100.0%				$705,662,020

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
CMB	— Cash Management Bill
IO	— Interest Only
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

Schedule of Written Options
Security	Expiration Date	Strike Price	Notional Amount	Value
Interest rate swaption with Goldman Sachs Group Inc., Put	6/13/16	$3.42	$50,680,000	$3,676,796
Interest rate swaption with Goldman Sachs Group Inc., Put	6/13/16	3.42	73,320,000	5,319,312
Total Written Options (Premiums received — $6,898,388)				$8,996,108

See Notes to Financial Statements.

18	Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2013

Assets:
Investments, at value (Cost — $684,039,064)	$717,845,471
Cash	20,335,445
Interest receivable	3,819,219
Deposits with brokers for swap contracts	3,700,000
Receivable for Fund shares sold	1,744,964
Swaps, at value (premiums paid — $92,484)	1,450,513
Deposits with brokers for open futures contracts	1,346,403
Receivable from broker — variation margin on open futures contracts	242,453
Principal paydown receivable	116,741
Prepaid expenses	47,679
Other assets	500,371
Total Assets	751,149,259

Liabilities:
Payable for securities purchased	31,131,340
Written options, at value (premiums received — $6,898,388)	8,996,108
Payable for Fund shares repurchased	2,913,205
Swaps, at value (premiums received — $0)	1,442,556
Investment management fee payable	286,130
Service and/or distribution fees payable	145,297
Distributions payable	51,840
Trustees’ fees payable	3,514
Accrued expenses	517,249
Total Liabilities	45,487,239
Total Net Assets	$705,662,020

Net Assets:
Par value (Note 7)	$637
Paid-in capital in excess of par value	672,968,148
Undistributed net investment income	4,227,088
Accumulated net realized loss on investments, futures contracts, written options and swap contracts	(4,798,175)
Net unrealized appreciation on investments, futures contracts, written options and swap contracts	33,264,322
Total Net Assets	$705,662,020

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report	19

Statement of assets and liabilities (unaudited) (cont’d)

Shares Outstanding:
Class 1	$4,027,620
Class A	46,665,611
Class B	1,864,738
Class C	653,770
Class C1	3,275,793
Class I	7,261,594

Net Asset Value:
Class 1 (and redemption price)	$11.07
Class A (and redemption price)	$11.06
Class B*	$11.07
Class C*	$11.06
Class C1*	$11.07
Class I (and redemption price)	$11.11
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$11.55

*	Redemption price per share is NAV of Class B, Class C and Class C1 shares reduced by a 4.50%, 1.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

20	Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2013

Investment Income:
Interest	$12,361,368

Expenses:
Investment management fee (Note 2)	1,668,153
Service and/or distribution fees (Notes 2 and 5)	881,732
Transfer agent fees (Note 5)	512,303
Registration fees	47,243
Legal fees	35,729
Fund accounting fees	32,031
Shareholder reports	28,462
Audit and tax	23,126
Insurance	6,880
Trustees’ fees	5,071
Custody fees	23
Miscellaneous expenses	4,850
Total Expenses	3,245,603
Net Investment Income	9,115,765

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(3,945,179)
Futures contracts	(1,974,391)
Written options	3,187,500
Swap contracts	(1,635,377)
Net Realized Loss	(4,367,447)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	13,837,003
Futures contracts	2,027,190
Written options	(2,097,720)
Swap contracts	938,391
Change in Net Unrealized Appreciation (Depreciation)	14,704,864
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	10,337,417
Increase in Net Assets From Operations	$19,453,182

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report	21

Statements of changes in net assets

For the Six Months Ended June 30, 2013 (unaudited) and the Year Ended December 31, 2012	2013	2012

Operations:
Net investment income	$9,115,765	$17,958,786
Net realized gain (loss)	(4,367,447)	9,901,544
Change in net unrealized appreciation (depreciation)	14,704,864	18,542,127
Increase in Net Assets From Operations	19,453,182	46,402,457

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(8,486,488)	(19,170,786)
Net realized gains	—	(6,933,051)
Decrease in Net Assets From Distributions to Shareholders	(8,486,488)	(26,103,837)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	187,354,595	122,635,160
Reinvestment of distributions	8,092,530	25,140,046
Cost of shares repurchased	(139,010,737)	(153,275,522)
Increase (Decrease) in Net Assets From Fund Share Transactions	56,436,388	(5,500,316)
Increase in Net Assets	67,403,082	14,798,304

Net Assets:
Beginning of period	638,258,938	623,460,634
End of period*	$705,662,020	$638,258,938
* Includes undistributed net investment income of:	$4,227,088	$3,597,811

See Notes to Financial Statements.

22	Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class 1 Shares[1]	2013[2]	2012	2011	2010	2009	2008

Net asset value, beginning of period	$10.89	$10.55	$10.32	$9.77	$9.28	$9.59

Income (loss) from operations:
Net investment income	0.16	0.34	0.25	0.28	0.36	0.44
Net realized and unrealized gain (loss)	0.17	0.48	0.43	0.65	0.49	(0.31)
Total income from operations	0.33	0.82	0.68	0.93	0.85	0.13

Less distributions from:
Net investment income	(0.15)	(0.36)	(0.29)	(0.33)	(0.36)	(0.44)
Net realized gains	—	(0.12)	(0.16)	(0.05)	—	—
Total distributions	(0.15)	(0.48)	(0.45)	(0.38)	(0.36)	(0.44)

Net asset value, end of period	$11.07	$10.89	$10.55	$10.32	$9.77	$9.28
Total return[3]	3.07%	7.94%	6.60%	9.68%	9.26%	1.39%

Net assets, end of period (millions)	$45	$46	$48	$52	$53	$57

Ratios to average net assets:
Gross expenses	0.73%[4]	0.78%	0.79%	0.81%	0.79%	0.76%
Net expenses[5]	0.73 [4,6]	0.74 [6,7]	0.77 [6,7]	0.76 [6,7]	0.67 [6,7,8]	0.56 [7,8]
Net investment income	2.97 [4]	3.18	2.38	2.76	3.75	4.60

Portfolio turnover rate[9]	15%	97%	124%	265%	35%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2013 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, effective January 1, 2013, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1 shares did not exceed the total operating expenses Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent. Prior to January 1, 2013, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1 shares did not exceed the total net annual operating expenses of Class A shares less the 12b-1 differential of 0.25%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Effective at the close of business on February 2, 2007, management contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 0.73% for Class 1 shares until May 1, 2009. In addition to the contractual expense limitation, management has agreed to voluntarily waive fees and/or reimburse operating expenses (other than brokerage, taxes and extraordinary expenses) to limit total annual operating expenses for Class 1 shares to 0.25% lower than Class A shares’ total annual operating expenses effective July 27, 2007 through September 17, 2009.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 28% for the six months ended June 30, 2013 and 229%, 628%, 1,064%, 298% and 276% for the years ended December 31, 2012, 2011, 2010, 2009 and 2008, respectively.

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report	23

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2013[2]	2012	2011	2010	2009	2008

Net asset value, beginning of period	$10.88	$10.53	$10.31	$9.77	$9.27	$9.58

Income (loss) from operations:
Net investment income	0.15	0.32	0.23	0.26	0.33	0.41
Net realized and unrealized gain (loss)	0.17	0.49	0.41	0.64	0.50	(0.30)
Proceeds from settlement of a regulatory matter	—	—	—	0.01	—	—
Total income from operations	0.32	0.81	0.64	0.91	0.83	0.11

Less distributions from:
Net investment income	(0.14)	(0.34)	(0.26)	(0.32)	(0.33)	(0.42)
Net realized gains	—	(0.12)	(0.16)	(0.05)	—	—
Total distributions	(0.14)	(0.46)	(0.42)	(0.37)	(0.33)	(0.42)

Net asset value, end of period	$11.06	$10.88	$10.53	$10.31	$9.77	$9.27
Total return[3]	2.96%	7.77%	6.24%	9.42%[4]	9.11%	1.14%

Net assets, end of period (millions)	$516	$500	$480	$433	$427	$430

Ratios to average net assets:
Gross expenses	0.95%[5]	0.99%	1.02%	1.01%	0.98%	0.97%
Net expenses[6]	0.95 [5]	0.99	1.02	1.01	0.92 [7,8]	0.81 [7,8]
Net investment income	2.75 [5]	2.94	2.14	2.51	3.50	4.35

Portfolio turnover rate[9]	15%	97%	124%	265%	35%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2013 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 9.31%. Class A received $512,812 related to this distribution.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

Effective at the close of business on February 2, 2007, management contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 0.81% for Class A shares until May 1, 2009. On December 5, 2008, the contractual expense limitation was reduced from 0.81% to 0.80%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 28% for the six months ended June 30, 2013 and 229%, 628%, 1,064%, 298% and 276% for the years ended December 31, 2012, 2011, 2010, 2009 and 2008, respectively.

See Notes to Financial Statements.

24	Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class B Shares[1]	2013[2]	2012	2011	2010	2009	2008

Net asset value, beginning of period	$10.89	$10.54	$10.31	$9.77	$9.28	$9.59

Income (loss) from operations:
Net investment income	0.11	0.23	0.15	0.19	0.28	0.36
Net realized and unrealized gain (loss)	0.17	0.50	0.43	0.65	0.48	(0.30)
Proceeds from settlement of a regulatory matter	—	—	—	0.02	—	—
Total income from operations	0.28	0.73	0.58	0.86	0.76	0.06

Less distributions from:
Net investment income	(0.10)	(0.26)	(0.19)	(0.27)	(0.27)	(0.37)
Net realized gains	—	(0.12)	(0.16)	(0.05)	—	—
Total distributions	(0.10)	(0.38)	(0.35)	(0.32)	(0.27)	(0.37)

Net asset value, end of period	$11.07	$10.89	$10.54	$10.31	$9.77	$9.28
Total return[3]	2.56%	6.98%	5.59%	8.83%[4]	8.33%	0.60%

Net assets, end of period (millions)	$21	$24	$32	$47	$62	$72

Ratios to average net assets:
Gross expenses	1.71%[5]	1.74%	1.72%	1.69%	1.62%	1.58%
Net expenses[6]	1.71 [5]	1.74	1.72	1.69	1.53 [7,8]	1.35 [7,8]
Net investment income	1.98 [5]	2.16	1.41	1.83	2.90	3.81

Portfolio turnover rate[9]	15%	97%	124%	265%	35%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2013 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 8.62%. Class B received $138,332 related to this distribution.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

Effective at the close of business on February 2, 2007, management contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.35% for Class B shares until May 1, 2009.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 28% for the six months ended June 30, 2013 and 229%, 628%, 1,064%, 298% and 276% for the years ended December 31, 2012, 2011, 2010, 2009 and 2008, respectively.

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report	25

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2013[2]	2012[3]

Net asset value, beginning of period	$10.88	$10.79

Income from operations:
Net investment income	0.11	0.11
Net realized and unrealized gain	0.17	0.19
Total income from operations	0.28	0.30

Less distributions from:
Net investment income	(0.10)	(0.11)
Net realized gains	—	(0.10)
Total distributions	(0.10)	(0.21)

Net asset value, end of period	$11.06	$10.88
Total return[4]	2.58%	2.83%

Net assets, end of period (000s)	$7,231	$3,706

Ratios to average net assets:
Gross expenses[5]	1.70%	1.54%
Net expenses[5,6,7]	1.70	1.54
Net investment income[5]	2.02	2.46

Portfolio turnover rate[8]	15%	97%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2013 (unaudited).

[3]	For the period August 1, 2012 (inception date) to December 31, 2012.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 28% for the six months ended June 30, 2013 and 229% for the period ended December 31, 2012.

See Notes to Financial Statements.

26	Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1♦ Shares[1]	2013[2]	2012	2011	2010	2009	2008

Net asset value, beginning of period	$10.89	$10.54	$10.31	$9.77	$9.28	$9.59

Income (loss) from operations:
Net investment income	0.12	0.25	0.16	0.19	0.27	0.35
Net realized and unrealized gain (loss)	0.17	0.49	0.42	0.64	0.49	(0.31)
Proceeds from settlement of a regulatory matter	—	—	—	0.02	—	—
Total income from operations	0.29	0.74	0.58	0.85	0.76	0.04

Less distributions from:
Net investment income	(0.11)	(0.27)	(0.19)	(0.26)	(0.27)	(0.35)
Net realized gains	—	(0.12)	(0.16)	(0.05)	—	—
Total distributions	(0.11)	(0.39)	(0.35)	(0.31)	(0.27)	(0.35)

Net asset value, end of period	$11.07	$10.89	$10.54	$10.31	$9.77	$9.28
Total return[3]	2.66%	7.10%	5.65%	8.78%[4]	8.26%	0.47%

Net assets, end of period (millions)	$36	$44	$56	$68	$69	$74

Ratios to average net assets:
Gross expenses	1.53%[5]	1.62%	1.67%	1.63%	1.67%	1.83%
Net expenses[6]	1.53 [5]	1.62	1.67	1.63	1.60 [7,8]	1.47 [7,8]
Net investment income	2.17 [5]	2.28	1.48	1.88	2.82	3.70

Portfolio turnover rate[9]	15%	97%	124%	265%	35%	23%

♦	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2013 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 8.57%. Class C1 received $107,022 related to this distribution.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

Effective at the close of business on February 2, 2007, management contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.38% for Class C1 shares until May 1, 2008 and 1.52% for the period from May 1, 2008 until May 1, 2009.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 28% ,for the six months ended June 30, 2013 and 229%, 628%, 1,064%, 298% and 276% for the years ended December 31, 2012, 2011, 2010, 2009 and 2008, respectively.

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report	27

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2013[2]	2012	2011	2010	2009	2008

Net asset value, beginning of period	$10.93	$10.58	$10.35	$9.80	$9.30	$9.60

Income (loss) from operations:
Net investment income	0.17	0.36	0.26	0.27	0.35	0.45
Net realized and unrealized gain (loss)	0.17	0.48	0.42	0.66	0.50	(0.30)
Total income from operations	0.34	0.84	0.68	0.93	0.85	0.15

Less distributions from:
Net investment income	(0.16)	(0.37)	(0.29)	(0.33)	(0.35)	(0.45)
Net realized gains	—	(0.12)	(0.16)	(0.05)	—	—
Total distributions	(0.16)	(0.49)	(0.45)	(0.38)	(0.35)	(0.45)

Net asset value, end of period	$11.11	$10.93	$10.58	$10.35	$9.80	$9.30
Total return[3]	3.13%	8.06%	6.61%	9.57%	9.35%	1.58%

Net assets, end of period (millions)	$81	$20	$7	$5	$3	$2

Ratios to average net assets:
Gross expenses	0.59%[4]	0.70%	0.75%	0.86%	0.75%	0.59%
Net expenses[5]	0.59 [4,6]	0.70 [6,7]	0.75 [6]	0.84 [6,7]	0.71 [6,7,8]	0.48 [7,8]
Net investment income	3.19 [4]	3.31	2.41	2.65	3.68	4.68

Portfolio turnover rate[9]	15%	97%	124%	265%	35%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2013 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, effective August 1, 2012, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent. Prior to August 1, 2012, the expense limitation was 0.85%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Effective at the close of business on February 2, 2007, management contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 0.48% for Class I shares until May 1, 2009.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 28% for the six months ended June 30, 2013 and 229%, 628%, 1,064%, 298% and 276% for the years ended December 31, 2012, 2011, 2010, 2009 and 2008, respectively.

See Notes to Financial Statements.

28	Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Backed Securities Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence

Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

30	Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Collateralized mortgage obligations	—	$484,477,117	—	$484,477,117
Asset-backed securities	—	41,976,862	—	41,976,862
Mortgage-backed securities	—	107,888,430	—	107,888,430
U.S. government & agency obligations	—	7,788,380	—	7,788,380
Purchased options	—	7,014,682	—	7,014,682
Total long-term investments	—	$649,145,471	—	$649,145,471
Short-term investments†	—	68,700,000	—	68,700,000
Total investments	—	$717,845,471	—	$717,845,471
Other financial instruments:
Futures contracts	$2,730,962	—	—	$2,730,962
Interest rate swaps	—	$1,145,309	—	1,145,309
Total return swaps‡	—	305,204	—	305,204
Total other financial instruments	$2,730,962	$1,450,513	—	$4,181,475
Total	$2,730,962	$719,295,984	—	$722,026,946

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Written options	—	$8,996,108	—	$8,996,108
Futures contracts	$1,090,800	—	—	1,090,800
Interest rate swaps	—	230,287	—	230,287
Total return swaps	—	1,212,269	—	1,212,269
Total	$1,090,800	$10,438,664	—	$11,529,464

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest.

Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront

32	Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report

payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2013, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended June 30, 2013, see Note 4.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Total return swaps

The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

(e) Swaptions. The Fund purchases and writes swaption contracts to manage exposure to an underlying instrument. The Fund may also purchase or write options to manage exposure to fluctuations in interest rates or to enhance yield. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(f) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(h) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest

34	Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report

coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(i) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of June 30, 2013, the Fund held written options, interest rate swaps and total return swaps with credit related contingent features which had a liability position of $10,438,664. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of June 30, 2013, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $3,700,000, which could be used to reduce the required payment.

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(l) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(m) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(n) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

36	Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report

(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2013, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund paid an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $4 billion	0.500%
Next $2 billion	0.450
Next $2 billion	0.400
Over $8 billion	0.350

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses to average net assets of Class 1 shares did not exceed those of Class A shares. The ratio of expenses to Class C and Class I shares did not exceed 1.75% and 0.70%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

The investment manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within 12 months from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares and Class C1 shares (on August 1, 2012, Class C shares were reclassified as Class C1 shares) have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment (or within 12 months for shares purchased prior to August 1, 2012). This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

On August 1, 2012, Class C shares were reclassified as Class C1 shares. Class C1 (formerly Class C) shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 (formerly Class C) shares continue to be available for dividend reinvestment and incoming exchanges.

For the six months ended June 30, 2013, LMIS and its affiliates received sales charges of $57,893 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2013, CDSCs paid to LMIS and its affiliates were:

	Class A	Class B	Class C	Class C1
CDSCs	$15,085	$12,895	$1,081	$2,486

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of their fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Assets and Liabilities under Trustees’ fees payable and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change had no effect on fees previously deferred. As of June 30, 2013, the Fund had accrued $1,723 as deferred compensation payable.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2013, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$17,381,345	$183,995,325
Sales	19,968,629	155,987,243

38	Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report

At June 30, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$55,186,981
Gross unrealized depreciation	(21,380,574)
Net unrealized appreciation	$33,806,407

At June 30, 2013, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	155	9/13	$23,924,238	$22,833,438	$(1,090,800)
Contracts to Sell:
U.S. Treasury 2-Year Notes	300	9/13	66,054,900	66,000,000	54,900
U.S. Treasury 5-Year Notes	48	9/13	5,883,367	5,810,250	73,117
U.S. Treasury 10-Year Notes	869	9/13	112,265,996	109,982,813	2,283,183
U.S. Treasury Ultra Long-Term Bonds	71	9/13	9,964,668	9,644,906	319,762
					$2,730,962
Net unrealized gain on open futures contracts					$1,640,162

During the period ended June 30, 2013, written option transactions for the Fund were as follows:

	Notional Amount	Premiums
Written options, outstanding as of December 31, 2012	—	—
Options written	$974,000,000	$10,085,888
Options closed	—	—
Options exercised	—	—
Options expired	(850,000,000)	(3,187,500)
Written options, outstanding as of June 30, 2013	$124,000,000	$6,898,388

At June 30, 2013, the Fund held TBA securities with a total cost of $18,153,361.

At June 30, 2013, the Fund had the following open swap contracts:

INTEREST RATE SWAPS
Swap Counterparty	Notional Amount	Termination Date	Payments Made By The Fund†	Payments Received By The Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
UBS Warburg LLC	$50,000,000	4/13/17	1.920% semi-annually	3-Month LIBOR	—	$(230,287)
Goldman Sachs Group Inc.	75,000,000	2/19/18	1.453% semi-annually	3-Month LIBOR	—	1,145,309
Total	$125,000,000				—	$915,022

Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made By The Fund†	Periodic Payments Received By The Fund‡	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs Group Inc.	$15,468,150	1/12/41	1-Month LIBOR	IOS.FN30.400.10	$92,484	$212,720
Barclays Capital Inc.	85,000,000	7/10/13	If negative, the absolute value of the total return of the 30 year Fannie Mae 3.5% Index	If positive, the total return of the 30 year Fannie Mae 3.5% Index	—	(1,074,452)	*
Barclays Capital Inc.	16,000,000	7/10/13	If negative, the absolute value of the total return of the 30 year Fannie Mae 4.0% Index	If positive, the total return of the 30 year Fannie Mae 4.0% Index	—	(137,817)	*
Total	$116,468,150				$92,484	$(999,549)

†	Percentage shown is an annual percentage rate.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

*	Swap contract is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2013.

ASSET DERIVATIVES[1]
Interest Rate Risk
Purchased options[2]	$7,014,682
Futures contracts[3]	2,730,962
Swap contracts[4]	1,450,513
Total	$11,196,157

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Written options	$8,996,108	—	$8,996,108
Futures contracts[3]	1,090,800	—	1,090,800
Swap contracts[4]	230,287	$1,212,269	1,442,556
Total	$10,317,195	$1,212,269	$11,529,464

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown seperately in the Statement of Assets and Liabilities.

40	Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2013. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(3,957,813)	—	$(3,957,813)
Written options	3,187,500	—	3,187,500
Futures contracts	(1,974,391)	—	(1,974,391)
Swap contracts	609,423	$(2,244,800)	(1,635,377)
Total	$(2,135,281)	$(2,244,800)	$(4,380,081)

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$997,900	—	$997,900
Written options	(2,097,720)	—	(2,097,720)
Futures contracts	2,027,190	—	2,027,190
Swap contracts	2,117,955	$(1,179,564)	938,391
Total	$3,045,325	$(1,179,564)	$1,865,761

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net from investments in the Statement of Operations.

During the six months ended June 30, 2013, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$1,279,319
Written options	1,494,960
Futures contracts (to buy)	22,214,816
Futures contracts (to sell)	167,212,683

Average Notional Balance
Interest rate swap contracts	$103,571,429
Total return swap contracts	107,184,682

Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral held by the Fund at June 30, 2013 :

	Gross Amount of Derivative Assets in the Statement of Assets & Liabilities[1,2,3]	Collateral Received	Net Amount
Purchased options[4]	$7,014,682	—	$7,014,682
Futures contracts	242,453	—	242,453
Swap contracts	1,450,513	—	1,450,513
Total	$8,707,648	—	$8,707,648

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at June 30, 2013 :

	Gross Amount of Derivative Liabilities in the Statement of Assets & Liabilities[1,2]	Collateral Pledged[3]	Net Amount
Written options	$8,996,108	—	$8,996,108
Swap contracts	1,442,556	$(1,442,556)	—
Total	$10,438,664	$(1,442,556)	$8,996,108

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets & Liabilities.

[2]	Gross amounts not offset in the Statement of Assets & Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, Class B, Class C and Class C1 shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B, Class C and Class C1 shares calculated at the annual rate of 0.50%, 0.75% and 0.45% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2013, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$38,326
Class A	$627,695	359,084
Class B	84,394	46,094
Class C	27,587	3,899
Class C1	142,056	55,014
Class I	—	9,886
Total	$881,732	$512,303

42	Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
Net Investment Income:
Class 1	$628,221	$1,587,842
Class A	6,450,455	15,261,972
Class B	202,201	658,388
Class C	50,005	15,351	†
Class C1	404,571	1,246,775	♦
Class I	751,035	400,458
Total	$8,486,488	$19,170,786

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
Net Realized Gains:
Class 1	—	$502,656
Class A	—	5,448,832
Class B	—	273,235
Class C	—	30,150	†
Class C1	—	488,282	♦
Class I	—	189,896
Total	—	$6,933,051

†	For the period August 1, 2012 (inception date) to December 31, 2012.

♦	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

7. Shares of beneficial interest

At June 30, 2013, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	$—	—	—
Shares issued on reinvestment	57,124	628,221	193,749	$2,090,852
Shares repurchased	(250,680)	(2,756,385)	(558,319)	(6,007,761)
Net decrease	(193,556)	$(2,128,164)	(364,570)	$(3,916,909)

Class A
Shares sold	10,590,823	$116,277,924	8,710,232	$93,906,906
Shares issued on reinvestment	564,177	6,199,203	1,861,099	20,075,957
Shares repurchased	(10,447,220)	(114,498,182)	(10,197,470)	(109,834,565)
Net increase	707,780	$7,978,945	373,861	$4,148,298

Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
	Shares	Amount	Shares		Amount
Class B
Shares sold	32,018	$351,151	106,935		$1,157,188
Shares issued on reinvestment	18,169	199,739	85,318		920,990
Shares repurchased	(428,522)	(4,710,907)	(951,335)		(10,232,051)
Net decrease	(378,335)	$(4,160,017)	(759,082)		$(8,153,873)

Class C
Shares sold	326,115	$3,582,519	362,153	†	$3,938,868	†
Shares issued on reinvestment	4,055	44,594	3,620	†	39,452	†
Shares repurchased	(16,977)	(187,357)	(25,196)	†	(274,838)	†
Net Increase	313,193	$3,439,756	340,577	†	$3,703,482	†

Class C1
Shares sold	217,854	$2,396,626	711,367	♦	$7,641,362	♦
Shares issued on reinvestment	34,925	383,980	153,006	♦	1,651,578	♦
Shares repurchased	(1,039,451)	(11,431,939)	(2,155,082)	♦	(23,188,630)	♦
Net decrease	(786,672)	$(8,651,333)	(1,290,709)	♦	$(13,895,690)	♦

Class I
Shares sold	5,886,935	$64,746,375	1,474,037		$15,990,836
Shares issued on reinvestment	57,529	636,793	33,250		361,217
Shares repurchased	(492,239)	(5,425,967)	(344,214)		(3,737,677)
Net increase	5,452,225	$59,957,201	1,163,073		$12,614,376

†	For the period August 1, 2012 (inception date) to December 31, 2012.

♦	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

8. Legal matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the persons who were then the independent trustees of the Subject Trust. The Subject Trust was also named in the complaint as a nominal defendant.

The complaint raised derivative claims on behalf of the Subject Trust and putative class claims against the then independent trustees in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleged that the independent trustees had breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or to seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of a putative class of shareholders, the plaintiff alleged that the echo voting provisions applicable to the proxy solicitation process violated

44	Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report

the 1940 Act and constituted a breach of fiduciary duty. The relief sought included rescission of the advisory agreement and an award of costs and attorney fees.

In advance of filing the complaint, Plaintiff’s lawyers had made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate those matters raised in the demand, and the expanded set of matters subsequently raised in the complaint. The demand review committee recommended that the action demanded by Plaintiff would not be in the best interests of the Subject Trust. The independent trustees of the Subject Trust considered the committee’s report, adopted the recommendation of the committee, and directed counsel to move to dismiss the complaint.

The Federal district court dismissed the complaint in its entirety in July 2007. In May 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal as to the class claims, and remanded the remaining claim relating to the demand review committee that had examined the derivative claim to the district court with instructions to convert the motion to dismiss into a motion for summary judgment. In July 2012, the district court granted summary judgment in favor of the defendants. In August 2012, Plaintiff filed an appeal, and the matter is now before the U.S. Court of Appeals for the Second Circuit.

9. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of assets and liabilities or subject to a master netting agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions.

Western Asset Mortgage Backed Securities Fund 2013 Semi-Annual Report	45

Western Asset

Mortgage Backed Securities Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

Kenneth D. Fuller*

President

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington*

Chair

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

BNY Mellon Asset Servicing

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

*	Effective June 1, 2013, Dr. Harrington became Chair and Mr. Fuller became a Trustee, President and Chief Executive Officer.

Western Asset Mortgage Backed Securities Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Mortgage Backed Securities Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Mortgage Backed Securities Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2013 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2013 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0408 8/13 SR13-1990

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer
Legg Mason Partners Income Trust

Date:	August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer
Legg Mason Partners Income Trust

Date:	August 23, 2013

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer
Legg Mason Partners Income Trust

Date:	August 23, 2013